Earnings Per Share - Summary of Shareholders' Equity Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of shareholders equity per share [Abstract]
Toyota Motor Corporation shareholders' equity	¥ 26,245,969	¥ 23,404,547
Common shares issued and outstanding at the end of the year (excluding treasury stock)	13,778,302	13,979,743
Toyota Motor Corporation shareholders' equity per share	¥ 1,904.88	¥ 1,674.18